Capital management	12 Months Ended
Dec. 31, 2025
Capital management
Capital management

6Capital management

For the purpose of the Group’s capital management, capital includes issued share capital (refer to note 25) and any other equity reserves attributable to the equity holders of the parent. The primary objective of the Group’s capital management is to ensure that it maintains an optimal capital structure that supports operational and strategic flexibility and maximise shareholder’s value and returns, has sufficient cash resources to maintain its on-going operations and pursue growth opportunities. Another key pillar of the Group’s capital management objectives is to safeguard its ability to continue as a going concern in order to pursue the mining operations and exploration potential of the mineral properties.

The Group also closely monitors its debt financing (refer to note 23) as part of its capital management process. It assesses its short-term needs and funds these by available cash, overdrafts and short to medium term loans and decisions regarding the appropriate mix of debt and equity are made with reference to the Group’s long‑term mine plans, funding requirements for existing and new projects, and prevailing market conditions, ensuring that capital levels remain aligned with the Group’s risk appetite and strategic priorities. Surplus liquidity is maintained at levels sufficient to fund near‑term operational and capital commitments, while longer‑term funding needs are met through a combination of internal cash generation and access to debt and equity markets.

The Group’s total equity and debts is as shown below:

	2025	2024
Total equity	283,546	234,464
Total loans and borrowings, loan notes and overdrafts	31,419	24,770

In order to achieve the overall Group’s capital management objective outlined above, amongst other things, management monitors capital using a range of metrics including net debt, liquidity headroom, and compliance with any externally imposed covenants attached to its interest-bearing loans and borrowings. Breaches in the covenants may result in lenders immediately calling their interest-bearing loans and borrowings. There have been no covenants breaches for any of the Group’s interest-bearing loans and borrowings in the current or prior period.

The Group manages its capital structure proactively through disciplined treasury practices, careful cash‑flow forecasting, and regular engagement with lenders and investors and makes adjustments to it, in light of changes in economic conditions and the requirements of any covenants attached to its debt. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group also reviews its capital management framework periodically to ensure it remains appropriate for the scale and nature of its operations, and that it continues to support the Group’s ability to meet its financial obligations and pursue value‑accretive growth opportunities. There were no externally imposed capital requirements for the Group and no changes were made in the capital management objectives, policies or processes during the year and/or in the prior year.